NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended
	Jul. 15, 2020	Dec. 25, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Current liabilities			$ 6,208,410		$ 4,425,511			$ 4,753,343
Balance of amount			$ 19,210,511	$ 18,950,668	$ 311,604	$ (215,012)	$ (1,062,394)	$ (2,937,780)	$ (2,856,986)
Promissory Note A [Member]
Principal amount		$ 3,000,000
Interest rate		5.00%
Payable of year		36 years
Promissory Note B [Member]
Principal amount		$ 2,000,000
Interest rate		5.00%
Payable of year		48 years
Ms. Williams [Member]
Monthly payment of debts	$ 8,000
Principal amount		$ 383,604